Note 9 - Additional Financial Statement Information - Schedule of Accrued Expenses and Other Liabilities 1 (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions	$ 66	$ 71	$ 2,934
Payroll and benefits payable	2,111	3,289	2,545
Other taxes payable	5,373	3,128	2,045
Other	430	451	2,200
Total	7,980	6,939	25,987
Accrued expenses and other liabilities	7,481	6,417	23,435
Other non-current liabilities	$ 499	$ 522	$ 2,552